Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments

13.	COMMITMENTS

The Company entered into an operating lease for its office and warehouse facilities in Rockville, MD. The lease will expire in July 2014. The total rent paid for the three-month ended March 31, 2014 and 2013 were $118,188 and $80,235, respectively.

The following is a schedule of non-cancellable future approximate minimum lease payments required under the operating lease.

Years ending December 31,	Amount

2014	247,702
2015	-
Total	$247,702

13.	COMMITMENTS

The Company entered into an operating lease for its office and warehouse facilities in Rockville, MD. The lease will expire in July 2014. The total rent paid for the year ended December 31, 2013 and 2012 were $391,411 and $367,839, respectively.

The following is a schedule of non-cancellable future approximate minimum lease payments required under the operating lease.

Years ending December 31,	Amount

2014	247,702
2015	-
Total	$247,702